PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jan. 01, 2017
Property, plant and equipment [abstract]
Contractual purchase obligations outstanding	$ 46.2	$ 44.7